Business Combinations - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 21, 2020	Dec. 02, 2020	Oct. 23, 2020	Jun. 19, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 22, 2020	May 21, 2020	Dec. 31, 2019
Liabilities:
Goodwill					$ 91,636	$ 91,636	$ 91,271	$ 0	$ 0	$ 0
NuWave
Business Acquisition [Line Items]
Cash paid				$ 27,881
Equity issued				2,900
Purchase consideration				30,781
Assets:
Cash				1,038
Accounts receivable				3,018
Other current assets				112
Contract assets				1,095
Deposits				27
Property and equipment				77
Intangible assets				16,200
Total				21,567
Liabilities:
Accounts payable				365
Accrued liabilities				364
Deferred tax liability				476
Total				1,205
Fair value of net identifiable assets acquired				364
Goodwill				$ 10,419
PCI Acquisition
Business Acquisition [Line Items]
Cash paid			$ 55,932
Equity issued			8,143
Purchase consideration			64,075
Assets:
Cash			364
Accounts receivable			6,710
Contract assets			4,569
Property and equipment			218
Intangible assets			22,800
Other non-current assets			5
Prepaid expenses and other current assets			383
Total			35,049
Liabilities:
Accounts payable			1,131
Accrued liabilities			3,776
Deferred tax liability			1,033
Total			5,940
Fair value of net identifiable assets acquired			29,109
Goodwill			$ 34,966
Open Solutions Acquisition
Business Acquisition [Line Items]
Cash paid		$ 60,715
Equity issued		2,145
Purchase consideration		62,860
Assets:
Cash		63
Accounts receivable		6,127
Property and equipment		305
Intangible assets		30,800
Other non-current assets		48
Prepaid expenses and other current assets		89
Total		37,432
Liabilities:
Accounts payable		122
Accrued liabilities		946
Deferred tax liability		334
Other non-current liabilities		27
Total		1,429
Fair value of net identifiable assets acquired		36,003
Goodwill		$ 26,857
ProModel Acquisition
Business Acquisition [Line Items]
Cash paid	$ 43,718
Assets:
Cash	1,843
Accounts receivable	907
Other current assets	707
Contract assets	779
Property and equipment	134
Intangible assets	21,700
Other non-current assets	18
Prepaid expenses and other current assets	64
Total	26,152
Liabilities:
Accounts payable	2
Accrued liabilities	960
Contract liabilities	501
Total	1,463
Fair value of net identifiable assets acquired	24,689
Goodwill	$ 19,029